Significant Accounting Policies (Details 1) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Abstract]
Net Loss	$ (15,942)	$ (1,913)	$ (157)
Basic and diluted loss per share (in USD)	$ (0.17)	$ (0.03)	$ (0.00)
Basic and diluted loss per ADS (in USD)	$ (0.84)	$ (0.14)	$ (0.02)
Weighted average number of shares outstanding used in computing basic and diluted loss per share	94,401	67,311	35,884
Weighted average number of ADS outstanding used in computing basic and diluted loss per ADS	18,880	13,462	7,177